ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Supplement dated July 15, 2016,
 to the Prospectus dated April 25, 2016

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

AZL MVP Fusion Growth Fund
At a meeting held June 14, 2016, the Board of Trustees approved the merger of the AZL MVP Fusion Growth Fund (the "Acquired Fund") into the AZL MVP Growth Index Strategy Fund (the "Acquiring Fund"). Completion of the merger is subject to a number of conditions, including approval by shareholders of the Acquired Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of the Acquired Fund in the third quarter of 2016, and that a special meeting of shareholders to consider the merger will be held in the fourth quarter of 2016. Subject to satisfaction of these and other conditions of the merger, it is anticipated that the merger will become effective as soon as practicable following shareholder approval.

AZL MVP BlackRock Global Allocation Fund
At a meeting held June 14, 2016, the Board of Trustees approved changes for the AZL MVP BlackRock Global Allocation Fund, which will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Fund will be changed to "AZL MVP BlackRock Global Strategy Plus Fund."
•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. The Manager will seek to maintain an annualized volatility level for the Fund at or below 10% over a typical business cycle (i.e., over a period of a year or more). The Fund's allocation to the MVP risk management process otherwise will continue without change. In addition, the Fund's current allocation (approximately 80-100% of the Fund's assets) to the Underlying Fund (the AZL BlackRock Global Allocation Fund) will change. The Fund will seek to achieve its objective by investing, under normal market conditions, in a combination of three Underlying Funds, as follows:

Underlying Fund	Approximate Allocation
AZL BlackRock Global Allocation Fund	50%
AZL Global Equity Index Fund (currently known as the AZL NFJ International Value Fund)	20%
AZL Enhanced Bond Index Fund	30%
The Manager may allocate the Fund's assets outside of these target ranges when it believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund may begin investing in the new Underlying Funds prior to October 14, 2016, in order to provide for a more efficient transition to the new strategy.

FOFPRO-001-0416    Page 1 of 3

AZL MVP Franklin Templeton Founding Strategy Plus Fund
At a meeting held June 14, 2016, the Board of Trustees approved changes for the AZL MVP Franklin Templeton Founding Strategy Plus Fund, which will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Fund will be changed to "AZL MVP Pyramis Multi-Strategy Fund."
•	Investment Objective: The Investment Objective of the Fund will be changed to "The Fund seeks a high level of current income while maintaining prospects for capital appreciation."
•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. The Manager will seek to maintain an annualized volatility level for the Fund at or below 8% over a typical business cycle (i.e., over a period of a year or more). The Fund's allocation to the MVP risk management process otherwise will continue without change. In addition, the Principal Investment Strategies of the Fund's Underlying Fund (the AZL Franklin Templeton Founding Strategy Plus Fund) will change. The Underlying Fund will be renamed the "AZL Pyramis Multi-Strategy Fund." Approximately 60% of the Underlying Fund's assets will be managed by FIAM LLC, as subadviser, which will invest primarily in investment-grade debt securities, and approximately 40% of the Underlying Fund's assets will be managed by Geode Capital Management, LLC, as sub-subadviser, which will invest primarily in the equity securities of large cap companies. The Franklin Templeton subadvisers will no longer serve as subadvisers to the Underlying Fund.

AZL MVP Invesco Equity and Income Fund
At a meeting held June 14, 2016, the Board of Trustees approved changes for the AZL MVP Invesco Equity and Income Fund, which will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Fund will be changed to "AZL MVP Moderate Index Strategy Fund."
•	Investment Objective: The Investment Objective of the Fund will be changed to "The Fund seeks long-term capital appreciation."
•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. The Fund will no longer maintain a policy to invest, under normal market conditions, at least 80% of its net assets in equity and income securities. In addition, the Fund's current allocation (approximately 80-100% of the Fund's assets) to the Underlying Fund (the AZL Invesco Equity and Income Fund) will change. The Fund will seek to achieve its objective by investing in a combination of five Underlying Funds:  AZL Enhanced Bond Index Fund, AZL S&P 500 Index Fund, AZL Mid Cap Index Fund, AZL Small Cap Stock Index Fund, and AZL International Index Fund. Under normal market conditions, the Fund will allocate 50% – 70% of its assets in the underlying equity funds and 30% – 50% of its assets in the underlying bond fund. The AZL Enhanced Bond Index Fund is a bond fund; the other four Underlying Funds are equity funds. The Manager may allocate the Fund's assets outside of these target ranges when it believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund may begin investing in the new Underlying Funds prior to October 14, 2016, in order to provide for a more efficient transition to the new strategy. The Fund's allocation to the MVP risk management process will continue without change.

FOFPRO-001-0416    Page 2 of 3

AZL MVP T. Rowe Price Capital Appreciation Fund
At a meeting held June 14, 2016, the Board of Trustees approved changes for the AZL MVP T. Rowe Price Capital Appreciation Fund, which will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Fund will be changed to "AZL MVP T. Rowe Price Capital Appreciation Plus Fund."
•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. The Fund's current allocation (approximately 80-100% of the Fund's assets) to the Underlying Fund (the AZL T. Rowe Price Capital Appreciation Fund) will change. The Fund will seek to achieve its objective by investing, under normal market conditions, in a combination of three Underlying Funds, as follows:

Underlying Fund	Approximate Allocation
AZL T. Rowe Price Capital Apprecation Fund	50%
AZL S&P 500 Fund	30%
AZL Enhanced Bond Index Fund	20%
The Manager may allocate the Fund's assets outside of these target ranges when it believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund may begin investing in the new Underlying Funds prior to October 14, 2016, in order to provide for a more efficient transition to the new strategy. The Fund's allocation to the MVP risk management process will continue without change.

AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
At a meeting held June 14, 2016, the Board of Trustees approved changes for the AZL MVP Fusion Balanced Fund, the AZL MVP Fusion Conservative Fund, and the AZL MVP Fusion Moderate Fund, which will be effective for each Fund on or about October 14, 2016:
•	Name: The name of the Funds will be changed, respectively, to "AZL MVP Fusion Dynamic Balanced Fund," "AZL MVP Fusion Dynamic Conservative Fund," and "AZL MVP Fusion Dynamic Moderate Fund."
•
Principal Investment Strategies:  The Principal Investment Strategies of each Fund will be changed. The Funds will shift from solely relying on a longer-term strategic asset allocation model to instead focusing on a dynamic asset allocation approach to help determine appropriate asset allocations among the underlying investments. Dynamic asset allocation incorporates a shorter-term investment view (typically, 12 to 24 months), as compared with strategic asset allocation, and seeks to take advantage of short-term market dislocations.

In addition, for the AZL MVP Fusion Moderate Fund only, the allocations to equity and fixed income underlying funds will be changed, from 55% - 75% equity funds and 25% - 45% fixed income funds, to 50% - 70% equity funds and 30% - 50% fixed income funds.
The Funds may begin investing according to these new strategies prior to October 14, 2016, in order to provide for a more efficient transition to the new strategies.

FOFPRO-001-0416    Page 3 of 3